UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSale Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    May 7, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	57

Form 13F Information Table Value Total:   	$305,161



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Plc Ireland          COM              G1151C101     6651   158540 SH       Sole                   158540
Allstate Corp                  COM              020002101     5156   159578 SH       Sole                   159578
American Elec Pwr              COM              025537101     5918   173134 SH       Sole                   173134
Amerityre Corp                 COM              03073V107       14    32200 SH       Sole                    32200
Amgen Inc                      COM              031162100     5103    85288 SH       Sole                    85288
Baxter Intl                    COM              071813109     5184    89080 SH       Sole                    89080
CME Group Inc Cl A             COM              12572Q105     5522    17468 SH       Sole                    17468
Charles Schwab Corp            COM              808513105    10743   574805 SH       Sole                   574805
Cisco Systems                  COM              17275R102      217     8325 SH       Sole                     8325
City National Corp             COM              178566105      324     6000 SH       Sole                     6000
Coca Cola Co                   COM              191216100      283     5142 SH       Sole                     5142
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     5857   114464 SH       Sole                   114464
Corning Inc                    COM              219350105     6637   328381 SH       Sole                   328381
Devon Energy Corp New          COM              25179M103     6284    97536 SH       Sole                    97536
EOG Resources                  COM              26875P101     5809    62500 SH       Sole                    62500
Exxon Mobil Corp               COM              30231G102     2280    34045 SH       Sole                    34045
Fortune Brands                 COM              349631101     5077   104656 SH       Sole                   104656
General Electric               COM              369604103     6873   377655 SH       Sole                   377655
JP Morgan Chase & Co           COM              46625H100     6973   155816 SH       Sole                   155816
Johnson & Johnson              COM              478160104      707    10851 SH       Sole                    10851
Kroger                         COM              501044101     5319   245570 SH       Sole                   245570
Lockheed Martin Corporation    COM              539830109     5364    64454 SH       Sole                    64454
Microsoft                      COM              594918104     8116   277121 SH       Sole                   277121
Mosaic Company                 COM              61945A107     6601   108619 SH       Sole                   108619
Nabors Industries Ltd Shs      COM              G6359F103     4553   231966 SH       Sole                   231966
Nestle SA ADR                  COM              641069406     8653   169000 SH       Sole                   169000
Novartis AG Sponsored ADR      COM              66987V109     7624   140925 SH       Sole                   140925
Nvidia Corp                    COM              67066G104     7218   414850 SH       Sole                   414850
Pepsico                        COM              713448108      247     3739 SH       Sole                     3739
Pfizer Inc                     COM              717081103      261    15226 SH       Sole                    15226
Praxair Inc                    COM              74005P104     8956   107909 SH       Sole                   107909
Schlumberger                   COM              806857108     7296   114977 SH       Sole                   114977
Standard And Poors Depository  COM              78462F103     2346    20048 SH       Sole                    20048
Target Corp                    COM              87612E106     6330   120341 SH       Sole                   120341
Texas Instruments              COM              882508104     5681   232176 SH       Sole                   232176
Thermo Fisher Scientific       COM              883556102     5239   101850 SH       Sole                   101850
United Parcel Service          COM              911312106     8129   126200 SH       Sole                   126200
UnitedHealth Group             COM              91324P102     6234   190806 SH       Sole                   190806
Utility Sector Spdr            COM              81369Y886     5697   192091 SH       Sole                   192091
Wal-Mart                       COM              931142103     8102   145712 SH       Sole                   145712
Walgreen Co                    COM              931422109     6960   187663 SH       Sole                   187663
Weyerhaeuser Co                COM              962166104     5476   120964 SH       Sole                   120964
IShares Msci Emerging Mrkts Cl COM              464287234    16145 383285.743 SH     Sole               383285.743
IShares S&P Latin America      COM              464287390     6458 133795.000 SH     Sole               133795.000
Leucadia National              COM              527288104     1007    40590 SH       Sole                    40590
Privatebancorp Inc             COM              742962103     2279   166350 SH       Sole                   166350
Proshares Short 20+ Treasury   COM              74347X849     4939    98950 SH       Sole                    98950
Taylor Capital Group           COM              876851106      130    10000 SH       Sole                    10000
Blackrock Glbl Energy&Res Tr-C COM              09250U101    12915   517420 SH       Sole                   517420
Kayne Anderson Energy Developm COM              48660Q102    15444   955691 SH       Sole                   955691
Nuveen Quality Pfd Income Fund COM              67072C105      325    41200 SH       Sole                    41200
Tortoise Energy Cap Corp       COM              89147u100      237     9600 SH       Sole                     9600
Tortoise Energy Infra          COM              89147L100    11672   370895 SH       Sole                   370895
IShares GS$ Investop           COM              464287242     3328 31460.000 SH      Sole                31460.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457     1767 21200.000 SH      Sole                21200.000
IShares Tr US Tips Bd Fd       COM              464287176     6500 62560.000 SH      Sole                62560.000